Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of associates [line items]
Investments in associates	$ 4,728	$ 4,656
Exceptional share of results of associates	1,143
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates	$ 34		$ 52